Earnings per share	6 Months Ended
Jun. 30, 2022
Earnings per share [abstract]
Earnings per share

4	Earnings per share
Basic earnings per ordinary share is calculated by dividing the profit attributable to ordinary shareholders of the parent company by the weighted average number of ordinary shares outstanding, excluding own shares held. Diluted earnings per ordinary share is calculated by dividing the basic earnings, which require no adjustment for the effects of dilutive potential ordinary shares, by the weighted average number of ordinary shares outstanding, excluding own shares held, plus the weighted average number of ordinary shares that would be issued on conversion of dilutive potential ordinary shares.

Profit attributable to ordinary shareholders of the parent company
	Half-year to
	30 Jun	30 Jun	31 Dec
	2022	2021	2021
	$m	$m	$m
Profit attributable to shareholders of the parent company	8,915	7,949	5,968
Dividend payable on preference shares classified as equity	—	(7)	—
Coupon payable on capital securities classified as equity	(626)	(666)	(637)
Profit attributable to ordinary shareholders of the parent company	8,289	7,276	5,331

Basic and diluted earnings per share
	Half-year to
	30 Jun 2022			30 Jun 2021			31 Dec 2021
	Profit	Number of shares	Amount per share	Profit	Number of shares	Amount per share	Profit	Number of shares	Amount per share
	$m	(millions)	$	$m	(millions)	$	$m	(millions)	$
Basic[1]	8,289	19,954	0.42	7,276	20,211	0.36	5,331	20,183	0.26
Effect of dilutive potential ordinary shares		130			97			103
Diluted[1]	8,289	20,084	0.41	7,276	20,308	0.36	5,331	20,286	0.26
1Weighted average number of ordinary shares outstanding (basic) or assuming dilution (diluted).